Risk Management - Financial assets past dues and aging analysis (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Financial assets that are either past due or impaired
Financial Assets	$ 4,390,903	$ 2,719,900
Loans	24,670,695	24,530,347
Assets Received in Lieu of Payment
Assets received in lieu of payment	19,905	14,835
Up to 30 days
Financial assets that are either past due or impaired
Financial Assets	640,957	614,666
Up to 30 days | Subtotal past-due loans and advances to banks
Financial assets that are either past due or impaired
Financial Assets	6,880	18,495
Up to 30 days | Loans and advances to banks
Financial assets that are either past due or impaired
Financial Assets	6,880	18,495
Up to 30 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	634,077	596,171
Up to 30 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	183,374	133,959
Up to 30 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	19,628	16,621
Up to 30 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	30,204	32,603
Up to 30 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	52,365	46,802
Up to 30 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	1,195	1,482
Up to 30 days | Residential mortgage loans
Financial assets that are either past due or impaired
Financial Assets	143,619	142,663
Up to 30 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	203,692	222,041
Over 30 days and up to 60 days
Financial assets that are either past due or impaired
Financial Assets	201,939	199,661
Over 30 days and up to 60 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	201,939	199,661
Over 30 days and up to 60 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	34,457	41,561
Over 30 days and up to 60 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	2,403	1,195
Over 30 days and up to 60 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	3,723	4,677
Over 30 days and up to 60 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	12,407	8,683
Over 30 days and up to 60 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	599	703
Over 30 days and up to 60 days | Residential mortgage loans
Financial assets that are either past due or impaired
Financial Assets	56,422	46,908
Over 30 days and up to 60 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	91,928	95,934
Over 60 days and up to 90 days
Financial assets that are either past due or impaired
Financial Assets	122,172	86,168
Over 60 days and up to 90 days | Subtotal past-due loans to customers
Financial assets that are either past due or impaired
Financial Assets	122,172	86,168
Over 60 days and up to 90 days | Commercial loans
Financial assets that are either past due or impaired
Financial Assets	53,224	17,512
Over 60 days and up to 90 days | Import-export financing
Financial assets that are either past due or impaired
Financial Assets	647	146
Over 60 days and up to 90 days | Factoring transactions
Financial assets that are either past due or impaired
Financial Assets	748	641
Over 60 days and up to 90 days | Commercial lease transactions
Financial assets that are either past due or impaired
Financial Assets	2,144	5,638
Over 60 days and up to 90 days | Other loans and receivables
Financial assets that are either past due or impaired
Financial Assets	724	284
Over 60 days and up to 90 days | Residential mortgage loans
Financial assets that are either past due or impaired
Financial Assets	26,365	24,729
Over 60 days and up to 90 days | Consumer loans
Financial assets that are either past due or impaired
Financial Assets	38,320	37,218
Neither past due or impaired
Financial assets that are either past due or impaired
Loans	23,972,099	23,870,700
Past due but not impaired | Up to 30 days
Financial assets that are either past due or impaired
Loans	526,809	499,875
Past due but not impaired | Over 30 days and up to 60 days
Financial assets that are either past due or impaired
Loans	134,316	126,178
Past due but not impaired | Over 60 days and up to 90 days
Financial assets that are either past due or impaired
Loans	37,292	32,936
Past due but not impaired | Over 90 days
Financial assets that are either past due or impaired
Loans	$ 179	$ 658